Organization and Nature of Operations	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Organization and nature of operations
1.	ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of Ctrip.com International, Ltd. (the “Company”), its subsidiaries and certain VIE. The Company, its subsidiaries and the consolidated VIEs are collectively referred to as the “Group”.

The Group is principally engaged in the provision of travel related services including hotel reservation, air-ticketing, packaged-tour, corporate travel management services, as well as, to a much lesser extent, Internet-related advertising and other related services.